UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10359

Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2010

Date of reporting period:	November 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund*

Portfolio of Investments • November 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Aerospace & Defense (3.7%)
67,476	Goodrich Corp.	$4,004,026

	Auto Components (2.2%)
24,300	Autoliv, Inc. (a)	986,823
22,600	Lear Corp. (a)	1,423,574
		2,410,397
	Automobiles (2.6%)
97,176	Harley-Davidson, Inc.	2,831,709

	Building Products (1.5%)
43,400	Lennox International, Inc.	1,611,008

	Capital Markets (5.8%)
127,900	Charles Schwab Corp. (The)	2,344,407
47,879	Invesco Ltd. (Bermuda)	1,065,308
58,027	Northern Trust Corp.	2,872,336
		6,282,051
	Chemicals (4.4%)
28,100	PPG Industries, Inc.	1,669,983
119,380	Valspar Corp.	3,130,143
		4,800,126
	Commercial Banks (3.0%)
72,100	BB&T Corp.	1,795,290
52,400	Comerica, Inc.	1,491,828
		3,287,118
	Commercial Services & Supplies (3.9%)
114,500	Avery Dennison Corp.	4,300,620

	Computers & Peripherals (4.3%)
110,980	Diebold, Inc.	2,790,037
66,400	Teradata Corp. (a)	1,945,520
		4,735,557
	Containers & Packaging (2.1%)
82,300	Sonoco Products Co.	2,319,214
	Electric Utilities (4.3%)
74,400	Edison International	2,533,320
123,000	Great Plains Energy, Inc.	2,189,400
		4,722,720
	Electronic Equipment, Instruments & Components (4.4%)
78,500	Agilent Technologies, Inc. (a)	2,270,220
355,524	Flextronics International Ltd. (Singapore) (a)	2,513,555
		4,783,775
	Energy Equipment & Services (2.4%)
95,600	Smith International, Inc.	2,598,408

	Food & Staples Retailing (2.4%)
98,200	Sysco Corp.	2,655,328

	Food Products (2.4%)
115,420	ConAgra Foods, Inc.	2,561,170

	Health Care Equipment & Supplies (3.7%)
61,810	Beckman Coulter, Inc.	4,015,177

	Health Care Providers & Services (5.3%)
191,400	Brookdale Senior Living, Inc. (a)	2,982,012
157,266	Healthsouth Corp. (a)	2,758,446
		5,740,458
	Household Durables (4.8%)
148,110	Newell Rubbermaid, Inc.	2,149,076
85,700	Snap-On, Inc.	3,098,055
		5,247,131
	Information Technology Services (3.0%)
145,800	Fidelity National Information Services, Inc.	3,295,080

	Insurance (9.7%)
62,621	ACE Ltd. (Switzerland)		$3,050,269
58,222	Aspen Insurance Holdings Ltd. (Bermuda)		1,508,532
118,853	Marsh & McLennan Cos., Inc.		2,680,135
123,500	Willis Group Holdings Ltd. (Bermuda)		3,353,025
			10,591,961
	Machinery (4.0%)
143,690	Pentair, Inc.		4,325,069

	Multi-Utilities (2.9%)
69,150	Wisconsin Energy Corp.		3,118,665

	Office Electronics (3.6%)
147,900	Zebra Technologies Corp. (Class A) (a)		3,935,619

	Oil, Gas & Consumable Fuels (4.5%)
264,820	El Paso Corp.		2,531,679
11,980	Hess Corp.		694,361
41,400	Pioneer Natural Resources Co.		1,711,890
			4,937,930
	Personal Products (1.8%)
42,840	Estee Lauder Cos., Inc. (The) (Class A)		2,006,197

	Professional Services (1.7%)
82,000	Robert Half International, Inc.		1,831,060
	Real Estate Investment Trusts (REITs) (0.8%)
46,300	Weingarten Realty Investors		898,683

	Specialty Retail (0.9%)
25,000	O’Reilly Automotive, Inc. (a)		969,500

	Thrifts & Mortgage Finance (1.2%)
67,300	Washington Federal, Inc.		1,282,065
	Total Common Stocks (Cost $108,473,171)		106,097,822

NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.7%)
	Investment Company
1,786	Morgan Stanley Institutional Liquidity Funds -Money Market Portfolio - Institutional Class (Cost $1,785,930)		1,785,930

	Total Investments (Cost $110,259,101) (c)	99.0%	107,883,752
	Other Assets in Excess of Liabilities	1.0	1,123,582
	Net Assets	100.0%	$109,007,334

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid-Cap Value Fund*

Notes to the Portfolio of Investments

11/30/2009

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$4,004,026	$4,004,026	—	—
Auto Components	2,410,397	2,410,397	—	—
Automobiles	2,831,709	2,831,709	—	—
Building Products	1,611,008	1,611,008	—	—
Capital Markets	6,282,051	6,282,051	—	—
Chemicals	4,800,126	4,800,126	—	—
Commercial Banks	3,287,118	3,287,118	—	—
Commercial Services & Supplies	4,300,620	4,300,620	—	—
Computers & Peripherals	4,735,557	4,735,557	—	—
Containers & Packaging	2,319,214	2,319,214	—	—
Electric Utilities	4,722,720	4,722,720	—	—
Electronic Equipment, Instruments & Components	4,783,775	4,783,775	—	—
Energy Equipment & Services	2,598,408	2,598,408	—	—
Food & Staples Retailing	2,655,328	2,655,328	—	—
Food Products	2,561,170	2,561,170	—	—
Health Care Equipment & Supplies	4,015,177	4,015,177	—	—
Health Care Providers & Services	5,740,458	5,740,458	—	—
Household Durables	5,247,131	5,247,131	—	—
Information Technology Services	3,295,080	3,295,080	—	—
Insurance	10,591,961	10,591,961	—	—
Machinery	4,325,069	4,325,069	—	—
Multi-Utilities	3,118,665	3,118,665	—	—
Office Electronics	3,935,619	3,935,619	—	—
Oil, Gas & Consumable Fuels	4,937,930	4,937,930	—	—
Personal Products	2,006,197	2,006,197	—	—
Professional Services	1,831,060	1,831,060	—	—
Real Estate Investment Trusts	898,683	898,683	—	—
Specialty Retail	969,500	969,500	—	—
Thrifts & Mortgage Finance	1,282,065	1,282,065	—	—
Total Common Stocks	106,097,822	106,097,822	—	—
Short-Term Investment - Investment Company	1,785,930	1,785,930	—	—
Total	$107,883,752	$107,883,752	—	—

Morgan Stanley Mid-Cap Value Fund*

Notes to the Portfolio of Investments • November 30, 2009 (unaudited)

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; and  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that the Board approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010